COMMITMENTS AND CONTINGENCIES (Details Narrative)			3 Months Ended		12 Months Ended
	May 01, 2022 USD ($)	Apr. 30, 2022 USD ($)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($) ft²	Dec. 31, 2022 USD ($)	Jan. 01, 2022 USD ($)	Dec. 31, 2021 USD ($)
Commitments and Contingencies Disclosure [Abstract]
Monthly rent	$ 2,300	$ 2,100	$ 2,300		$ 2,300
Lessee, operating lease, term of contract	3 years		3 years		24 months
Leased area | ft²				5,000
Right of use liabilities			$ 104,889		$ 110,138	$ 135,182
Right of use asset			103,189		$ 108,863	$ 135,182
Lease expense			$ 14,649	$ 7,029